Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2014
Marketable Securities Tables
Schedule of Marketable Securities
	2013 Fair value $	Additions $	Disposals $	Impairment $	Unrealized loss $	2014 Fair value $

Marketable securities	166,219	108,952	(31,643)	(131,678)	(89,499)	22,351

	2012 Fair value $	Additions $	Disposals $	Impairment $	Unrealized gain $	2013 Fair value $

Marketable securities	–	76,720	–	–	89,499	166,219